Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Major Classes of Assets and Liabilities of the Discontinued Operations

The following information presents the major classes of assets and liabilities of the discontinued operations as reported on the consolidated balance sheet:

At disposal date
USD thousands
Cash and cash equivalents	198
Inventory	736
Prepaid expenses and other current assets	26
Restricted deposit	131
Right of use assets	269
Fixed assets	187
Trade payables	(3,484)
Other payables	(1,154)
Loan from bank	(1,373)
Lease liabilities	(310)
Intangible assets	2,440
Goodwill	5,190

Schedule of Net Loss from Discontinued Operation in the Consolidated Statements of Comprehensive Loss

The following information presents the major classes of line items constituting the net loss from discontinued operation in the consolidated statements of comprehensive loss:

Year ended December 31,
2025
USD thousands
Revenue	248
Cost of revenue	228
Gross profit	20

Research and development, net	376
Marketing	29
General and administrative	311
Operating loss	696
Financial expenses	134
Net loss from discontinued operations	830
Loss from disposal of assets and liabilities	2,856
Total loss attributed to the discontinued operation	3,686